CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,141	$ 998
Restricted cash	310	139
Trade receivables and other current assets	1,517	1,860
Financial instrument assets	199	125
Due from related parties	1,443	123
Assets held for sale	0	938
Total current assets	4,610	4,183
Financial instrument assets	1,768	1,500
Equity-accounted investments	2,546	1,392
Property, plant and equipment, at fair value	64,005	54,283
Goodwill	1,944	1,526
Deferred income tax assets	244	176
Other long-term assets	1,011	1,051
Total assets	76,128	64,111
Current liabilities
Accounts payable and accrued liabilities	1,539	1,086
Financial instrument liabilities	687	559
Due to related parties	835	588
Corporate borrowings	183	249
Non-recourse borrowings	4,752	2,027
Provisions	42	83
Liabilities directly associated with assets held for sale	0	351
Total current liabilities	8,038	4,943
Financial instrument liabilities	2,433	1,670
Corporate borrowings	2,650	2,299
Non-recourse borrowings	22,117	20,275
Deferred income tax liabilities	7,174	6,507
Provisions	1,268	600
Due to related parties	705	1
Other long-term liabilities	1,764	1,530
Equity
Preferred limited partners’ equity	760	760
Limited partners’ equity	3,963	4,096
Total Equity	29,979	26,286
Total Liabilities and Equity	76,128	64,111
Non-controlling interest
Current assets
Cash and cash equivalents	686	596
Property, plant and equipment, at fair value	33,879	26,312
Equity
Total Equity	25,256	21,430
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	18,863	14,755
Total Equity	18,863	14,755
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	55	59
Total Equity	55	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,684	2,892
Total Equity	2,684	2,892
BEPC exchangeable shares
Equity
Non-controlling interests	2,479	2,561
Total Equity	2,479	2,561
Preferred equity
Equity
Non-controlling interests	583	571
Total Equity	583	571
Perpetual subordinated notes
Equity
Non-controlling interests	592	592
Total Equity	$ 592	$ 592